1933 Act File No. 002-73024
1940 Act File No. 811-03213

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 2016

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Post-Effective Amendment No. 191	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 192	[X]

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1000 CONTINENTAL DRIVE, SUITE 400
KING OF PRUSSIA, PA 19406
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant's Telephone Number, including Area Code: (610) 230-2800

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY RONON STEVENS & YOUNG, LLP
KING OF PRUSSIA, PA 19406	1250 CONNECTICUT AVENUE, NW, STE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

[   ]    immediately upon filing pursuant to paragraph (b)

[X]    on April 20, 2016 pursuant to paragraph (b)

[   ]    60 days after filing pursuant to paragraph (a)(1)

[   ]    on [date] pursuant to paragraph (a)(1)

[   ]    75 days after filing pursuant to paragraph (a)(2)

[   ]    on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 191, Amendment No. 192 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectus relating to the NVIT Developing Markets Fund and the NVIT Emerging Markets Fund, each a series of Nationwide Variable Insurance Trust; (ii) the Statement of Additional Information relating to the NVIT Developing Markets Fund and the NVIT Emerging Markets Fund, each a series of Nationwide Variable Insurance Trust; and (iii) the Part C. This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 190, Amendment No. 191 until April 20, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 191, Amendment No. 192 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Upper Merion, and Commonwealth of Pennsylvania, on this 18th day of March, 2016.

NATIONWIDE VARIABLE INSURANCE TRUST

By:      /s/Allan J. Oster
           Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 191, AMENDMENT NO. 192 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 18TH DAY OF MARCH, 2016.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and  Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

Trustees

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia M. Marshall *
Lydia M. Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  : /s/Allan J. Oster
            Allan J. Oster, Attorney-In-Fact